Segment Information - Schedule of Segment Reporting Information (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Income tax payable netted		$ 666,000
Gas Operations [Member]
Segment Reporting Information [Line Items]
Deferred income tax liability	4,500,000
Construction Services [Member]
Segment Reporting Information [Line Items]
Income tax payable netted	3,300,000
Deferred income tax liability	1,400,000
Long-term deferred tax benefit	$ 1,400,000